Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Rainier Mid Cap Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Rainier Mid Cap Equity Fund Institutional Shares/Original Shares
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Rainier Mid Cap Equity Fund (the “Mid Cap Equity Fund” or “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 137.02% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	137.02%
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same(taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of mid-capitalization companies traded in the United States. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of May 29, 2015, the market capitalization range of companies included in the Russell Midcap Index was $1.2 billion to $28.7 billion. Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive. The Fund will normally invest in approximately 75 to 125 companies. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts ("ADRs"). The Fund may invest in initial public offerings ("IPOs") and exchange-traded funds ("ETFs").

			Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at attractive relative valuations. The Fund is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Fund’s economic sector weightings to a broad index of medium-size companies, such as the Russell Midcap® Index, and normally avoids extreme overweighting or underweighting relative to that index. Rainier considers the sale of a specific common stock when fundamentals deteriorate, when the stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.
Risk [Heading]		rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Equities Risk – Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
  Growth Stock Risk – Growth stocks may fall out of favor with investors. Because growth stocks can have relatively high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.
  Mid-Cap Company Risk – Investments in securities of mid-cap companies may involve greater risk of loss than investing in larger, more established companies. Mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities. The prices of mid-cap companies’ stock tend to fluctuate in value more than those of larger capitalization stocks.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) may involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.
  IPO Risk – IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
  ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for shareholders.

Risk Lose Money [Text]		rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and since inception periods with a domestic broad-based market index and with a secondary domestic growth style market index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and since inception periods with a domestic broad-based market index and with a secondary domestic growth style market index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	RAINIER MID CAP EQUITY FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2015 for the Fund was 5.30%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

			After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Rainier Mid Cap Equity Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.10%
1 Year		rr_ExpenseExampleYear01	$ 112
3 Years		rr_ExpenseExampleYear03	352
5 Years		rr_ExpenseExampleYear05	611
10 Years		rr_ExpenseExampleYear10	1,351
1 Year		rr_ExpenseExampleNoRedemptionYear01	112
3 Years		rr_ExpenseExampleNoRedemptionYear03	352
5 Years		rr_ExpenseExampleNoRedemptionYear05	611
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,351
2006		rr_AnnualReturn2006	21.83%
2007		rr_AnnualReturn2007	27.42%
2008		rr_AnnualReturn2008	(46.46%)
2009		rr_AnnualReturn2009	33.70%
2010		rr_AnnualReturn2010	27.26%
2011		rr_AnnualReturn2011	(3.51%)
2012		rr_AnnualReturn2012	14.06%
2013		rr_AnnualReturn2013	30.58%
2014		rr_AnnualReturn2014	9.17%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	5.30%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.38%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(30.81%)
1 Year		rr_AverageAnnualReturnYear01	9.17%
5 Years		rr_AverageAnnualReturnYear05	14.83%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2005
Rainier Mid Cap Equity Fund | Original
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.35%
1 Year		rr_ExpenseExampleYear01	$ 137
3 Years		rr_ExpenseExampleYear03	430
5 Years		rr_ExpenseExampleYear05	744
10 Years		rr_ExpenseExampleYear10	1,634
1 Year		rr_ExpenseExampleNoRedemptionYear01	137
3 Years		rr_ExpenseExampleNoRedemptionYear03	430
5 Years		rr_ExpenseExampleNoRedemptionYear05	744
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,634
1 Year		rr_AverageAnnualReturnYear01	8.85%
5 Years		rr_AverageAnnualReturnYear05	14.52%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2005
Rainier Mid Cap Equity Fund | Return after taxes on distributions | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.94%
5 Years		rr_AverageAnnualReturnYear05	13.51%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2005
Rainier Mid Cap Equity Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.55%
5 Years		rr_AverageAnnualReturnYear05	11.57%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2005
Rainier Mid Cap Equity Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.22%
5 Years		rr_AverageAnnualReturnYear05	17.19%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	9.18%
Rainier Mid Cap Equity Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.90%
5 Years		rr_AverageAnnualReturnYear05	16.94%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	9.09%

[1]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 1.10% and 1.35% of the Fund's average net assets of its Institutional and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2016. Rainier may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.
[2]	Institutional Shares and Original Shares commenced operations on December 27, 2005.